UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Fidelity® Corporate Bond 1-10 Year Central Fund

Semiannual Report

February 28, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB10CEN-SANN-0411
1.833861.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Actual	.0012%	$ 1,000.00	$ 1,016.40	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2011*	As of August 31, 2010**
U.S. Government and U.S. Government Agency Obligations 12.7%	U.S. Government and U.S. Government Agency Obligations 11.3%
AAA 0.2%	AAA 0.2%
AA 8.9%	AA 6.4%
A 20.4%	A 24.3%
BBB 46.8%	BBB 50.7%
BB and Below 6.7%	BB and Below 6.6%
Not Rated 0.5%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ® ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	5.6	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	4.2	4.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 80.7%		Corporate Bonds 85.6%
	U.S. Government and U.S. Government Agency Obligations 12.7%		U.S. Government and U.S. Government Agency Obligations 11.3%
	Municipal Bonds 0.6%		Municipal Bonds 0.6%
	Other Investments 2.2%		Other Investments 2.0%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	16.7%	** Foreign investments	16.1%
		** Futures and Swaps	1.4%

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 1.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,194,000	$ 5,329,714
5.875% 3/15/11	2,085,000	2,088,647
		7,418,361
Household Durables - 1.9%
Fortune Brands, Inc.:
5.375% 1/15/16	2,893,000	3,043,665
5.875% 1/15/36	56,000	49,517
6.375% 6/15/14	3,795,000	4,165,904
Whirlpool Corp.:
6.125% 6/15/11	3,175,000	3,222,323
6.5% 6/15/16	1,771,000	1,974,201
		12,455,610
Media - 3.3%
Comcast Corp.:
4.95% 6/15/16	1,745,000	1,863,999
5.15% 3/1/20	1,632,000	1,701,412
5.7% 5/15/18	1,733,000	1,894,308
Discovery Communications LLC:
3.7% 6/1/15	1,004,000	1,040,708
5.05% 6/1/20	372,000	389,890
NBC Universal, Inc. 3.65% 4/30/15 (b)	2,684,000	2,743,204
Time Warner Cable, Inc.:
5.4% 7/2/12	2,269,000	2,393,820
6.2% 7/1/13	2,157,000	2,381,309
6.75% 7/1/18	1,090,000	1,251,234
Time Warner, Inc.:
3.15% 7/15/15	995,000	1,010,306
4.875% 3/15/20	2,495,000	2,560,426
5.875% 11/15/16	1,383,000	1,547,302
Viacom, Inc. 4.375% 9/15/14	1,061,000	1,134,772
		21,912,690
Specialty Retail - 0.4%
Staples, Inc. 7.375% 10/1/12	2,083,000	2,264,825
TOTAL CONSUMER DISCRETIONARY		44,051,486
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 4.6%
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	$ 522,000	$ 533,114
5.375% 11/15/14 (b)	4,535,000	5,010,953
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,726,000	2,896,961
PepsiCo, Inc. 7.9% 11/1/18	1,395,000	1,768,479
The Coca-Cola Co. 3.15% 11/15/20	3,273,000	3,051,019
		13,260,526
Food Products - 1.1%
Kraft Foods, Inc.:
5.625% 11/1/11	438,000	451,887
6.5% 8/11/17	5,706,000	6,554,722
		7,006,609
Household Products - 0.1%
Kimberly-Clark Corp. 3.875% 3/1/21	750,000	744,124
Tobacco - 1.4%
Altria Group, Inc.:
8.5% 11/10/13	1,226,000	1,444,452
9.7% 11/10/18	3,791,000	4,990,753
Reynolds American, Inc. 6.75% 6/15/17	2,722,000	3,064,349
		9,499,554
TOTAL CONSUMER STAPLES		30,510,813
ENERGY - 12.6%
Energy Equipment & Services - 1.7%
DCP Midstream LLC 5.35% 3/15/20 (b)	323,000	334,741
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	2,773,000	3,058,941
Noble Holding International Ltd.:
3.05% 3/1/16	1,670,000	1,659,816
3.45% 8/1/15	2,374,000	2,424,395
Weatherford International Ltd.:
4.95% 10/15/13	1,617,000	1,718,625
5.15% 3/15/13	2,113,000	2,232,330
		11,428,848
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,824,000	2,000,722
6.375% 9/15/17	619,000	689,934
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BW Group Ltd. 6.625% 6/28/17 (b)	$ 2,838,000	$ 2,865,736
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,176,000	4,459,759
5.7% 5/15/17	1,077,000	1,203,326
Cenovus Energy, Inc. 4.5% 9/15/14	1,645,000	1,772,117
Duke Energy Field Services 5.375% 10/15/15 (b)	1,134,000	1,217,220
El Paso Natural Gas Co. 5.95% 4/15/17	867,000	944,733
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,681,000	2,980,685
Enterprise Products Operating LP 5.6% 10/15/14	1,816,000	2,013,842
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	3,587,000	3,784,138
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	828,000	955,876
Marathon Petroleum Corp.:
3.5% 3/1/16 (b)	570,000	573,047
5.125% 3/1/21 (b)	380,000	385,151
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	3,133,000	3,408,316
Motiva Enterprises LLC 5.75% 1/15/20 (b)	2,288,000	2,516,784
Nexen, Inc.:
5.05% 11/20/13	3,734,000	3,982,148
5.2% 3/10/15	843,000	896,197
6.2% 7/30/19	4,117,000	4,403,560
NGPL PipeCo LLC 6.514% 12/15/12 (b)	3,308,000	3,565,888
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	626,000	632,166
5.75% 1/20/20	4,737,000	4,915,339
7.875% 3/15/19	1,120,000	1,320,760
Petroleos Mexicanos 6% 3/5/20	2,417,000	2,531,808
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	378,000	388,584
4.25% 9/1/12	1,824,000	1,895,515
5% 2/1/21	208,000	208,465
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	1,942,500	2,102,756
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	1,194,000	1,234,309
5.5% 9/30/14 (b)	1,121,000	1,192,088
5.832% 9/30/16 (b)	1,203,578	1,281,810
6.75% 9/30/19 (b)	1,092,000	1,223,244
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	2,525,000	2,713,547
Southeast Supply Header LLC 4.85% 8/15/14 (b)	1,490,000	1,562,547
Spectra Energy Capital, LLC 5.65% 3/1/20	1,155,000	1,222,544
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18	$ 1,138,000	$ 1,294,754
XTO Energy, Inc. 4.9% 2/1/14	1,002,000	1,098,448
		71,437,863
TOTAL ENERGY		82,866,711
FINANCIALS - 38.0%
Capital Markets - 7.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,938,000	2,111,288
BlackRock, Inc. 6.25% 9/15/17	1,166,000	1,332,429
Goldman Sachs Group, Inc.:
5.95% 1/18/18	3,704,000	4,021,174
6.15% 4/1/18	4,244,000	4,649,209
6.25% 2/1/41	784,000	797,845
Janus Capital Group, Inc. 6.125% 9/15/11 (a)	2,235,000	2,272,367
Lazard Group LLC:
6.85% 6/15/17	3,568,000	3,800,527
7.125% 5/15/15	1,279,000	1,407,502
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	4,322,000	4,604,961
6.4% 8/28/17	1,636,000	1,797,650
Morgan Stanley:
4% 7/24/15	2,510,000	2,570,890
4.75% 4/1/14	740,000	773,698
5.625% 9/23/19	4,599,000	4,721,154
5.95% 12/28/17	551,000	588,146
6% 4/28/15	5,357,000	5,867,088
6.625% 4/1/18	3,298,000	3,645,560
UBS AG Stamford Branch:
2.25% 1/28/14	3,810,000	3,793,670
5.75% 4/25/18	2,037,000	2,213,783
		50,968,941
Commercial Banks - 8.6%
Bank of America NA:
5.3% 3/15/17	3,632,000	3,785,056
6.1% 6/15/17	1,551,000	1,665,202
Capital One Capital IV 6.745% 2/17/37 (c)	3,655,000	3,673,275
Comerica Bank 5.7% 6/1/14	1,120,000	1,221,707
Comerica, Inc. 4.8% 5/1/15	2,236,000	2,358,611
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch:
5.4% 1/14/20	$ 2,650,000	$ 2,683,075
6% 2/15/18	2,547,000	2,719,613
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (b)(c)	2,991,513	2,935,422
Discover Bank:
7% 4/15/20	822,000	906,533
8.7% 11/18/19	1,304,000	1,567,836
Export-Import Bank of Korea 5.5% 10/17/12	2,163,000	2,283,622
Fifth Third Bancorp:
3.625% 1/25/16	366,000	367,520
8.25% 3/1/38	2,775,000	3,344,491
Fifth Third Capital Trust IV 6.5% 4/15/67 (c)	271,000	264,225
Huntington Bancshares, Inc. 7% 12/15/20	172,000	188,280
JPMorgan Chase Bank 6% 10/1/17	2,103,000	2,317,817
KeyBank NA:
5.45% 3/3/16	938,000	1,008,523
5.8% 7/1/14	3,325,000	3,636,553
Marshall & Ilsley Bank:
4.85% 6/16/15	1,515,000	1,590,018
5% 1/17/17	1,460,000	1,521,716
5.25% 9/4/12	233,000	244,114
Regions Bank 6.45% 6/26/37	2,717,000	2,489,587
Regions Financial Corp.:
0.4728% 6/26/12 (c)	1,268,000	1,207,046
5.75% 6/15/15	156,000	156,000
7.75% 11/10/14	822,000	877,485
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(c)	2,814,000	2,695,305
Union Planters Corp. 7.75% 3/1/11	1,820,000	1,820,000
UnionBanCal Corp. 5.25% 12/16/13	615,000	661,898
Wachovia Bank NA:
4.8% 11/1/14	1,513,000	1,609,009
4.875% 2/1/15	1,413,000	1,510,318
Wachovia Corp. 5.625% 10/15/16	3,157,000	3,439,754
		56,749,611
Consumer Finance - 1.8%
Discover Financial Services:
6.45% 6/12/17	2,218,000	2,404,769
10.25% 7/15/19	2,189,000	2,834,217
General Electric Capital Corp.:
2.25% 11/9/15	1,179,000	1,142,776
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
4.625% 1/7/21	$ 1,552,000	$ 1,542,294
Household Finance Corp. 6.375% 10/15/11	1,728,000	1,787,875
HSBC Finance Corp. 5.9% 6/19/12	2,243,000	2,368,711
		12,080,642
Diversified Financial Services - 7.5%
BP Capital Markets PLC:
3.125% 10/1/15	2,459,000	2,495,061
3.625% 5/8/14	2,672,000	2,792,130
4.5% 10/1/20	2,442,000	2,452,564
Capital One Capital V 10.25% 8/15/39	2,925,000	3,177,281
Citigroup, Inc.:
4.75% 5/19/15	9,189,000	9,702,959
6.125% 5/15/18	1,570,000	1,721,400
6.5% 8/19/13	9,018,000	9,939,008
General Electric Capital Corp. 5.3% 2/11/21	6,640,000	6,816,186
JPMorgan Chase & Co. 3.4% 6/24/15	2,411,000	2,444,445
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	1,012,000	993,462
5.5% 1/15/14 (b)	643,000	674,391
5.7% 4/15/17 (b)	1,577,000	1,619,169
TECO Finance, Inc. 5.15% 3/15/20	299,000	309,518
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	4,191,000	4,436,773
		49,574,347
Insurance - 5.0%
Aon Corp.:
3.5% 9/30/15	874,000	877,312
5% 9/30/20	302,000	308,138
Assurant, Inc. 5.625% 2/15/14	1,777,000	1,883,835
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(c)	1,385,000	1,419,625
Hartford Financial Services Group, Inc. 5.375% 3/15/17	728,000	759,011
Liberty Mutual Group, Inc. 6.5% 3/15/35 (b)	550,000	506,999
MetLife, Inc. 2.375% 2/6/14	3,745,000	3,794,513
Monumental Global Funding II 5.65% 7/14/11 (b)	1,534,000	1,553,644
Monumental Global Funding III 5.5% 4/22/13 (b)	2,045,000	2,176,702
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	1,962,000	2,120,965
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,140,000	3,340,307
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp 6% 2/10/20 (b)	$ 2,092,000	$ 2,208,411
Prudential Financial, Inc. 5.15% 1/15/13	3,003,000	3,188,742
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(c)	1,202,000	1,124,727
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,484,000	4,687,385
Unum Group:
5.625% 9/15/20	353,000	358,640
7.125% 9/30/16	2,206,000	2,499,888
		32,808,844
Real Estate Investment Trusts - 3.7%
AvalonBay Communities, Inc. 5.5% 1/15/12	1,172,000	1,215,472
BRE Properties, Inc. 5.5% 3/15/17	2,481,000	2,669,752
Developers Diversified Realty Corp.:
5.25% 4/15/11	2,274,000	2,282,982
5.375% 10/15/12	1,198,000	1,240,654
7.5% 4/1/17	3,334,000	3,812,592
Duke Realty LP 4.625% 5/15/13	588,000	609,983
Equity One, Inc. 6.25% 12/15/14	4,190,000	4,494,965
Federal Realty Investment Trust:
5.9% 4/1/20	203,000	222,971
6% 7/15/12	2,724,000	2,884,561
Washington (REIT):
5.25% 1/15/14	1,209,000	1,274,839
5.95% 6/15/11	3,383,000	3,422,642
		24,131,413
Real Estate Management & Development - 2.5%
Arden Realty LP 5.2% 9/1/11	1,244,000	1,271,741
BioMed Realty LP 6.125% 4/15/20	263,000	274,962
Brandywine Operating Partnership LP:
5.7% 5/1/17	329,000	342,916
5.75% 4/1/12	1,732,000	1,784,286
Duke Realty LP:
5.4% 8/15/14	525,000	560,425
5.625% 8/15/11	2,796,000	2,840,736
6.75% 3/15/20	1,423,000	1,589,529
8.25% 8/15/19	282,000	339,776
ERP Operating LP 4.75% 7/15/20	495,000	503,298
Liberty Property LP:
4.75% 10/1/20	719,000	711,051
5.125% 3/2/15	809,000	855,780
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 1,383,000	$ 1,498,283
Mack-Cali Realty LP 7.75% 8/15/19	2,632,000	3,161,998
Tanger Properties LP:
6.125% 6/1/20	398,000	430,479
6.15% 11/15/15	59,000	63,655
		16,228,915
Thrifts & Mortgage Finance - 1.2%
Bank of America Corp. 5.65% 5/1/18	5,673,000	5,994,739
First Niagara Financial Group, Inc. 6.75% 3/19/20	1,478,000	1,606,242
		7,600,981
TOTAL FINANCIALS		250,143,694
HEALTH CARE - 1.5%
Biotechnology - 0.3%
Celgene Corp. 2.45% 10/15/15	2,305,000	2,235,165
Health Care Providers & Services - 0.7%
Medco Health Solutions, Inc. 2.75% 9/15/15	4,420,000	4,384,569
Pharmaceuticals - 0.5%
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,704,000	2,920,177
TOTAL HEALTH CARE		9,539,911
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	2,147,000	2,289,621
Airlines - 0.9%
Continental Airlines, Inc.:
6.648% 3/15/19	2,619,504	2,732,142
6.9% 7/2/19	712,295	758,594
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,534,637	1,502,410
8.36% 7/20/20	1,151,464	1,170,463
		6,163,609
TOTAL INDUSTRIALS		8,453,230
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 1.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 3,325,000	$ 3,653,493
6% 10/1/12	3,600,000	3,852,904
		7,506,397
Office Electronics - 0.5%
Xerox Corp.:
4.25% 2/15/15	1,384,000	1,456,783
5.5% 5/15/12	1,488,000	1,563,278
		3,020,061
TOTAL INFORMATION TECHNOLOGY		10,526,458
MATERIALS - 3.7%
Chemicals - 2.0%
Dow Chemical Co.:
4.85% 8/15/12	8,810,000	9,276,190
7.6% 5/15/14	3,269,000	3,796,162
		13,072,352
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	1,702,000	1,833,895
Metals & Mining - 1.5%
Anglo American Capital PLC 9.375% 4/8/14 (b)	3,353,000	4,039,788
ArcelorMittal SA 5.5% 3/1/21	3,310,000	3,289,313
Vale Overseas Ltd. 6.25% 1/23/17	2,156,000	2,430,090
		9,759,191
TOTAL MATERIALS		24,665,438
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.2%
AT&T, Inc. 2.5% 8/15/15	2,516,000	2,491,575
CenturyLink, Inc. 7.6% 9/15/39	1,414,000	1,492,553
Telecom Italia Capital SA:
4.95% 9/30/14	2,978,000	3,059,892
7.175% 6/18/19	1,958,000	2,119,880
Telefonica Emisiones SAU 5.134% 4/27/20	2,027,000	2,017,508
Verizon New England, Inc. 6.5% 9/15/11	828,000	854,017
Verizon New York, Inc. 6.875% 4/1/12	2,466,000	2,615,711
		14,651,136
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV 3.625% 3/30/15	$ 2,838,000	$ 2,918,369
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,642,000	4,993,288
5.875% 10/1/19	1,404,000	1,521,567
Vodafone Group PLC 5% 12/16/13	2,132,000	2,317,254
		11,750,478
TOTAL TELECOMMUNICATION SERVICES		26,401,614
UTILITIES - 6.7%
Electric Utilities - 3.5%
AmerenUE 6.4% 6/15/17	2,775,000	3,144,394
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,819,000	4,190,283
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	992,000	1,026,430
Edison International 3.75% 9/15/17	410,000	406,875
EDP Finance BV 6% 2/2/18 (b)	2,289,000	2,248,579
Enel Finance International SA 5.7% 1/15/13 (b)	837,000	888,871
FirstEnergy Corp. 7.375% 11/15/31	2,494,000	2,718,762
FirstEnergy Solutions Corp. 6.05% 8/15/21	268,000	280,282
LG&E and KU Energy LLC:
2.125% 11/15/15 (b)	461,000	441,805
3.75% 11/15/20 (b)	91,000	85,966
Nevada Power Co. 6.5% 8/1/18	1,458,000	1,677,818
Pepco Holdings, Inc. 2.7% 10/1/15	436,000	428,915
Progress Energy, Inc.:
4.4% 1/15/21	741,000	736,979
7.1% 3/1/11	3,143,000	3,143,000
Sierra Pacific Power Co. 5.45% 9/1/13	1,449,000	1,577,889
		22,996,848
Independent Power Producers & Energy Traders - 0.8%
Duke Capital LLC 5.668% 8/15/14	1,909,000	2,097,722
Exelon Generation Co. LLC 4% 10/1/20	3,269,000	3,041,857
		5,139,579
Multi-Utilities - 2.4%
Dominion Resources, Inc.:
6.3% 9/30/66 (c)	3,011,000	2,943,253
7.5% 6/30/66 (c)	3,029,000	3,150,160
DTE Energy Co. 7.05% 6/1/11	914,000	927,587
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	2,197,000	2,355,665
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 1,035,000	$ 1,180,362
NiSource Finance Corp.:
5.4% 7/15/14	1,251,000	1,360,012
6.4% 3/15/18	1,231,000	1,382,045
Wisconsin Energy Corp. 6.25% 5/15/67 (c)	2,428,000	2,424,965
		15,724,049
TOTAL UTILITIES		43,860,476
TOTAL NONCONVERTIBLE BONDS (Cost $492,926,649)		531,019,831
U.S. Treasury Obligations - 12.7%

U.S. Treasury Notes:
1.25% 8/31/15	28,889,000	28,065,199
1.875% 9/30/17	25,099,000	23,820,507
2% 1/31/16	5,969,000	5,941,017
2.625% 8/15/20	27,739,000	26,066,005
TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,480,091)		83,892,728
Municipal Securities - 0.6%

California Gen. Oblig. 6.2% 3/1/19 (Cost $3,963,131)	3,923,000	4,149,357
Bank Notes - 1.7%

National City Bank, Cleveland 0.3959% 3/1/13 (c)	1,249,000	1,241,586
Wachovia Bank NA 6% 11/15/17	8,708,000	9,758,098
TOTAL BANK NOTES (Cost $8,918,630)		10,999,684
Preferred Securities - 0.5%
	Principal Amount	Value
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
ING Groep NV 5.775% (c)	$ 977,000	$ 882,240
MUFG Capital Finance 1 Ltd. 6.346% (c)	2,200,000	2,265,592
		3,147,832
TOTAL PREFERRED SECURITIES (Cost $3,247,188)		3,147,832
Cash Equivalents - 4.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $32,161,000)	$ 32,161,188	32,161,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $626,696,689)		665,370,432
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(7,512,997)
NET ASSETS - 100%		$ 657,857,435
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,082,663 or 12.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$32,161,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 2,687,861
Bank of America NA	2,389,210
Barclays Capital, Inc.	1,330,491
Credit Agricole Securities (USA), Inc.	1,194,605
Deutsche Bank Securities, Inc.	1,370,756
Goldman, Sachs & Co.	298,651
HSBC Securities (USA), Inc.	3,583,815
ING Financial Markets LLC	2,210,019
J.P. Morgan Securities, Inc.	3,583,814
Merrill Lynch Government Securities, Inc.	1,075,144
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,649,353
Mizuho Securities USA, Inc.	6,570,326
RBC Capital Markets Corp.	298,651
Societe Generale, New York Branch	2,389,210
Wells Fargo Securities LLC	1,529,094
$ 32,161,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.3%
Canada	3.3%
Luxembourg	2.5%
Cayman Islands	2.4%
United Kingdom	2.4%
Ireland	1.1%
Qatar	1.1%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $32,161,000) - See accompanying schedule: Unaffiliated issuers (cost $626,696,689)		$ 665,370,432
Cash		60
Interest receivable		7,629,599
Other receivables		20,913
Total assets		673,021,004

Liabilities
Payable for investments purchased	$ 12,846,947
Distributions payable	2,294,156
Other payables and accrued expenses	22,466
Total liabilities		15,163,569

Net Assets		$ 657,857,435
Net Assets consist of:
Paid in capital		$ 619,183,692
Net unrealized appreciation (depreciation) on investments		38,673,743
Net Assets, for 6,067,946 shares outstanding		$ 657,857,435
Net Asset Value, offering price and redemption price per share ($657,857,435 ÷ 6,067,946 shares)		$ 108.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 98,017
Interest		33,972,453
Total income		34,070,470

Expenses
Custodian fees and expenses	$ 8,427
Independent directors' compensation	3,275
Total expenses before reductions	11,702
Expense reductions	(3,312)	8,390
Net investment income (loss)		34,062,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Redemption in-kind with affiliated entities	68,472,000
Unaffiliated issuers	13,627,097
Swap agreements	25,939
Total net realized gain (loss)		82,125,036
Change in net unrealized appreciation (depreciation) on: Investment securities	(97,160,286)
Swap agreements	(14,660)
Total change in net unrealized appreciation (depreciation)		(97,174,946)
Net gain (loss)		(15,049,910)
Net increase (decrease) in net assets resulting from operations		$ 19,012,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,062,080	$ 135,840,051
Net realized gain (loss)	82,125,036	127,531,486
Change in net unrealized appreciation (depreciation)	(97,174,946)	40,664,739
Net increase (decrease) in net assets resulting from operations	19,012,170	304,036,276
Distributions to partners from net investment income	(32,556,845)	(126,948,656)
Affiliated share transactions Proceeds from sales of shares	-	726,581,436
Cost of shares redeemed	(1,393,502,176)	(1,663,843,871)
Net increase (decrease) in net assets resulting from share transactions	(1,393,502,176)	(937,262,435)
Total increase (decrease) in net assets	(1,407,046,851)	(760,174,815)

Net Assets
Beginning of period	2,064,904,286	2,825,079,101
End of period	$ 657,857,435	$ 2,064,904,286
Other Affiliated Information Shares
Sold	-	6,869,123
Redeemed	(12,846,539)	(15,769,181)
Net increase (decrease)	(12,846,539)	(8,900,058)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 109.17	$ 101.57	$ 96.37	$ 98.97	$ 100.00
Income from Investment Operations
Net investment income (loss) D	2.701	5.845	5.907	5.647	4.588
Net realized and unrealized gain (loss)	(.924)	7.196	4.729	(2.817)	(1.107)
Total from investment operations	1.777	13.041	10.636	2.830	3.481
Distributions to partners from net investment income	(2.527)	(5.441)	(5.436)	(5.430)	(4.511)
Net asset value, end of period	$ 108.42	$ 109.17	$ 101.57	$ 96.37	$ 98.97
Total Return B, C	1.64%	13.15%	11.84%	2.88%	3.52%
Ratios to Average Net Assets E, I
Expenses before reductions G	-%	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-% A
Expenses net of all reductions G	-%	-%	-%	-%	-% A
Net investment income (loss)	4.90%	5.54%	6.50%	5.73%	5.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 657,857	$ 2,064,904	$ 2,825,079	$ 7,894,699	$ 7,147,362
Portfolio turnover rate	50% A, J	155%	123%	112% F	92% A, F, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 6, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

1. Organization.

Fidelity Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 44,207,559
Gross unrealized depreciation	(3,157,363)
Net unrealized appreciation (depreciation) on securities and other investments	$ 41,050,196

Tax Cost	$ 624,320,236

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Repurchase Agreements - continued

to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	25,939	(14,660)
Totals (a)	$ 25,939	$ (14,660)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments .

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions aggregated $175,757,370 and $260,946,122, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Redemptions in-kind. During the period, certain Investing Funds redeemed from the Fund in exchange for cash and securities, including accrued interest, as noted in the following table. The securities distributed in-kind had unrealized appreciation on the redemption date, resulting in the Fund recognizing a gain of $68,472,000. The redemption generally was tax free to each Investing Fund, although the Investing Funds may recognize some tax gains and losses on securities previously contributed that were not distributed back to the Investing Funds because the Fund is a partnership for federal income tax purposes.

Fund	Shares of Fidelity Corporate Bond 1-10 Year Central Fund Redeemed	Value of cash & securities delivered (including accrued interest)
Fidelity Advisor Balanced Fund	52,141	$ 5,653,498
Fidelity Advisor Intermediate Bond Fund	148,628	16,115,432
Fidelity Balanced Fund	2,388,526	258,983,040
Fidelity Corporate Bond Fund	290,603	31,509,495
Fidelity Intermediate Bond Fund	1,242,179	134,686,945
Fidelity Puritan Fund	2,207,039	239,304,772
Fidelity Series Investment Grade Bond Fund	4,549,728	493,317,907
Fidelity Total Bond Fund	1,615,765	175,194,123
	12,494,609	$ 1,354,765,212

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $36,501.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,275.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $37.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond 1-10 Year Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts. Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Mortgage Backed Securities Central Fund

Semiannual Report

February 28, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-SANN-0411
1.833865.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Actual	.0043%	$ 1,000.00	$ 1,002.60	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.77	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	1.3	4.3
2 - 2.99%	0.5	1.5
3 - 3.99%	4.1	5.3
4 - 4.99%	26.7	29.7
5 - 5.99%	31.8	32.5
6 - 6.99%	11.9	11.5
7% and over	0.8	1.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2011
6 months ago
Years	4.0	3.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	3.5	1.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011 *		As of August 31, 2010 **
	U.S. Government and U.S. Government Agency Obligations 115.9%		U.S. Government and U.S. Government Agency Obligations 139.9%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.1%
	CMOs and Other Mortgage Related Securities 0.1%		CMOs and Other Mortgage Related Securities 0.0%
	Short-Term Investments and Net Other Assets† (16.0)%		Short-Term Investments and Net Other Assets† (40.0)%
* Futures and Swaps	(0.7)%	** Futures and Swaps	(1.5%)

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2011

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 109.8%
	Principal Amount	Value
Fannie Mae - 73.1%
2% 10/1/34 (e)	$ 50,996	$ 52,303
2.005% 1/1/35 (e)	31,647	32,611
2.018% 10/1/33 (e)	29,642	30,559
2.043% 1/1/35 (e)	2,927,028	3,016,212
2.142% 3/1/35 (e)	407,270	421,248
2.165% 10/1/33 (e)	230,286	238,077
2.202% 2/1/33 (e)	28,045	28,936
2.213% 7/1/35 (e)	214,294	221,333
2.24% 12/1/34 (e)	110,878	115,233
2.243% 12/1/34 (e)	549,467	566,768
2.316% 3/1/35 (e)	92,753	96,180
2.532% 7/1/34 (e)	275,739	286,605
2.553% 10/1/33 (e)	1,079,746	1,136,790
2.573% 3/1/35 (e)	675,708	709,124
2.59% 6/1/36 (e)	316,669	331,019
2.62% 1/1/35 (e)	2,183,085	2,276,875
2.627% 3/1/33 (e)	1,249,190	1,306,042
2.635% 9/1/35 (e)	1,141,556	1,198,209
2.682% 2/1/34 (e)	9,013,244	9,448,448
2.686% 11/1/36 (e)	971,530	1,020,309
2.733% 7/1/35 (e)	1,489,285	1,561,522
2.789% 7/1/34 (e)	1,964,065	2,077,831
2.837% 9/1/36 (e)	1,232,060	1,292,570
2.857% 5/1/35 (e)	2,941,143	3,082,327
2.882% 6/1/47 (e)	1,177,088	1,231,608
3% 10/1/25 to 3/1/26 (a)	195,498,240	190,560,384
3.35% 1/1/40 (e)	13,612,116	14,067,284
3.5% 12/1/25 to 11/1/40	191,562,705	186,868,052
3.5% 3/1/26 (a)	100,000,000	100,210,710
3.521% 12/1/39 (e)	9,404,282	9,789,496
3.6% 5/1/40 (e)	84,416,247	87,925,979
4% 4/1/24 to 1/1/41	387,245,297	386,104,942
4% 3/1/26 (a)	21,800,000	22,404,187
4% 3/1/26 (a)	81,000,000	83,244,915
4% 3/1/26 (a)	44,000,000	45,219,460
4% 3/1/41 (a)	50,800,000	50,092,239
4% 3/1/41 (a)	38,000,000	37,470,573
4% 3/1/41 (a)	184,000,000	181,436,457
4.5% 4/1/21 to 11/1/40 (a)	444,493,429	455,080,061
4.5% 3/1/26 (a)	5,000,000	5,239,108
4.5% 3/1/41 (a)	255,000,000	259,881,771
4.5% 3/1/41 (a)(b)	207,000,000	210,962,849
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 3/1/41 (a)	$ 90,000,000	$ 91,722,978
4.5% 3/1/41 (a)	124,000,000	126,373,881
4.5% 3/1/41 (a)	85,000,000	86,627,257
4.5% 3/1/41 (a)	25,500,000	25,988,177
4.5% 3/1/41 (a)	65,000,000	66,244,373
4.5% 3/1/41 (a)	25,000,000	25,478,605
4.5% 3/1/41 (a)	25,000,000	25,478,605
4.5% 3/1/41 (a)	26,000,000	26,497,749
4.5% 3/1/41 (a)	14,500,000	14,777,591
4.607% 8/1/36 (e)	3,239,301	3,432,647
4.984% 6/1/36 (e)	4,512,853	4,782,214
5% 9/1/16 to 9/1/40	734,602,188	774,845,161
5% 3/1/41 (a)(b)	364,500,000	381,754,665
5% 3/1/41 (a)(b)	56,000,000	58,650,922
5% 3/1/41 (a)	91,000,000	95,307,749
5% 3/1/41 (a)	89,000,000	93,213,073
5.5% 3/1/16 to 6/1/40	918,587,396	986,007,633
5.5% 3/1/41 (a)(b)	346,500,000	370,379,117
5.5% 3/1/41 (a)(b)	47,000,000	50,239,014
5.5% 3/1/41 (a)	100,000,000	106,891,520
5.5% 3/1/41 (a)	116,000,000	123,994,163
5.617% 7/1/37 (e)	954,173	1,012,371
5.816% 5/1/36 (e)	3,603,828	3,753,477
5.955% 5/1/37 (e)	56,145	59,496
5.963% 3/1/37 (e)	668,313	714,468
6% 2/1/17 to 9/1/39	578,054,819	629,485,099
6% 3/1/41 (a)(b)	342,500,000	372,264,449
6% 3/1/41 (a)	204,000,000	221,728,314
6.111% 8/1/46 (e)	632,990	676,706
6.24% 9/1/37 (e)	120,183	126,606
6.296% 9/1/36 (e)	713,574	751,384
6.301% 5/1/36 (e)	1,577,068	1,634,861
6.35% 4/1/37 (e)	1,106,521	1,182,940
6.5% 6/1/11 to 9/1/38	94,564,220	105,487,082
6.824% 9/1/37 (e)	490,033	523,876
7% 5/1/13 to 7/1/37	20,400,289	23,094,079
7.431% 9/1/37 (e)	415,681	444,389
7.5% 7/1/11 to 2/1/32	8,473,124	9,590,038
8% 12/1/17 to 3/1/37	481,482	551,159
8.5% 12/1/16 to 8/1/23	66,827	75,466
9.5% 5/1/18 to 2/1/25	167,550	193,230
10% 8/1/17	562	627
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
10.75% 5/1/14	$ 7,459	$ 8,032
11.25% 5/1/14	474	511
12.5% 1/1/15	1,728	1,865
		7,270,384,825
Freddie Mac - 18.1%
2.041% 3/1/35 (e)	1,320,379	1,356,868
2.108% 5/1/37 (e)	737,043	763,093
2.131% 12/1/35 (e)	1,986,412	2,053,345
2.256% 1/1/36 (e)	578,692	599,414
2.35% 3/1/36 (e)	1,524,467	1,577,744
2.407% 6/1/33 (e)	2,410,816	2,514,065
2.461% 11/1/35 (e)	2,042,980	2,131,933
2.54% 6/1/37 (e)	2,360,093	2,485,874
2.574% 10/1/35 (e)	2,758,359	2,883,964
2.615% 4/1/37 (e)	948,504	994,434
2.623% 3/1/37 (e)	264,806	273,129
2.647% 6/1/33 (e)	7,910,885	8,317,896
2.751% 3/1/35 (e)	10,930,951	11,549,463
3.136% 5/1/37 (e)	664,032	694,720
3.147% 3/1/33 (e)	83,125	87,599
3.172% 10/1/36 (e)	3,422,949	3,579,282
3.352% 10/1/35 (e)	417,993	442,812
4% 3/1/26 (a)	12,000,000	12,324,143
4% 3/1/41 (a)	100,000,000	98,450,520
4.5% 6/1/25 to 10/1/40	92,619,594	95,238,600
4.5% 3/1/41 (a)	190,000,000	193,444,434
4.5% 3/1/41 (a)	194,000,000	197,516,948
4.5% 3/1/41 (a)	140,000,000	142,538,004
5% 6/1/20 to 9/1/40	287,759,670	303,064,332
5% 3/1/41 (a)	8,000,000	8,370,578
5% 3/1/41 (a)	75,000,000	78,474,173
5.107% 4/1/38 (e)	9,295,527	9,883,501
5.138% 4/1/35 (e)	297,753	315,525
5.5% 6/1/15 to 5/1/40	227,556,899	244,591,185
5.5% 3/1/41 (a)	200,000,000	213,486,180
5.579% 4/1/36 (e)	3,273,236	3,420,891
5.847% 6/1/37 (e)	288,460	305,587
5.936% 8/1/37 (e)	260,578	275,187
6% 2/1/17 to 12/1/37	57,398,443	62,972,304
6.011% 4/1/37 (e)	348,289	371,866
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.038% 3/1/36 (e)	$ 3,225,913	$ 3,448,703
6.051% 6/1/37 (e)	573,124	607,153
6.141% 7/1/36 (e)	1,034,939	1,089,903
6.158% 6/1/36 (e)	2,079,407	2,223,016
6.284% 8/1/37 (e)	1,605,902	1,716,308
6.405% 12/1/36 (e)	3,506,185	3,748,330
6.473% 2/1/37 (e)	2,026,444	2,121,597
6.5% 4/1/11 to 3/1/37	43,612,498	48,691,504
6.604% 6/1/37 (e)	968,049	1,034,602
7% 6/1/21 to 9/1/36	21,174,787	23,875,551
7.03% 6/1/36 (e)	132,578	141,734
7.07% 2/1/37 (e)	234,482	250,676
7.22% 4/1/37 (e)	43,502	46,085
7.5% 9/1/15 to 6/1/32	466,695	530,397
8% 7/1/16 to 1/1/37	913,564	1,042,757
8.5% 9/1/19 to 1/1/28	401,059	461,183
9% 10/1/16	2,099	2,326
11% 8/1/15 to 9/1/20	54,000	60,925
11.5% 10/1/15	3,484	3,866
12% 2/1/13 to 7/1/15	875	968
13.5% 12/1/14	8,272	9,140
		1,798,456,317
Ginnie Mae - 18.6%
4% 1/15/25 to 2/20/41	272,289,334	274,719,969
4.5% 9/15/33 to 1/20/41 (a)	417,166,774	432,342,693
4.5% 2/1/41 (a)	167,000,000	172,780,371
4.751% 12/20/60 (i)	30,698,105	32,162,405
4.814% 2/1/61 (i)	39,497,919	41,551,811
5% 4/15/39 to 7/15/40	243,100,432	260,218,875
5% 3/1/41 (a)(b)	20,500,000	21,765,114
5% 3/1/41 (a)(b)	90,000,000	95,554,161
5% 3/1/41 (a)(b)	72,000,000	76,443,329
5% 3/1/41 (a)	56,000,000	59,455,922
5% 3/1/41 (a)	51,000,000	54,147,358
5.251% 6/20/60 (i)	49,402,436	52,635,410
5.265% 7/20/60 (i)	32,146,844	34,245,274
5.294% 5/20/60 (i)	35,794,941	38,207,151
5.5% 4/15/29 to 9/15/39	54,653,980	59,580,055
6% 4/15/28 to 11/15/39	40,073,415	44,278,243
6.5% 3/20/31 to 11/20/39	56,457,252	63,413,098
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
7% 6/15/22 to 3/15/33	$ 16,823,916	$ 19,182,396
7.5% 1/15/17 to 10/15/31	8,063,697	9,166,334
8% 8/15/16 to 11/15/29	2,329,307	2,653,440
8.5% 11/15/16 to 1/15/31	436,328	499,866
9% 8/15/19 to 1/15/23	28,861	32,870
9.5% 12/15/20 to 3/15/23	17,324	19,841
10.5% 5/20/16 to 1/20/18	77,070	89,068
11% 7/20/13 to 9/20/19	55,044	61,259
		1,845,206,313
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,796,929,789)		10,914,047,455
Asset-Backed Securities - 0.0%

Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (e)	2,235,000	348,396
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3115% 3/25/37 (e)	42,648	42,075
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.4215% 11/25/36 (e)	5,828,670	2,463,637
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (e)	225,266	223,069
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 0.6515% 1/25/36 (e)	3,909,000	397,632
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (e)	785,451	315,052
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (e)	252,905	248,308
TOTAL ASSET-BACKED SECURITIES (Cost $13,049,897)		4,038,169
Collateralized Mortgage Obligations - 6.2%
	Principal Amount	Value
Private Sponsor - 0.1%
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 3.6759% 11/25/36 (e)	$ 834,095	$ 514,107
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 1A1, 2.8397% 10/25/34 (e)	815,244	689,900
Granite Master Issuer PLC floater Series 2005-4 Class C2, 1.363% 12/20/54 (e)	3,231,304	2,101,990
TOTAL PRIVATE SPONSOR		3,305,997
U.S. Government Agency - 6.1%
Fannie Mae:
floater Series 2002-94 Class FB, 0.6615% 1/25/18 (e)	2,056,015	2,067,306
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	1,390,513	1,535,416
Series 2006-45 Class OP, 6/25/36 (g)	6,248,087	5,481,292
sequential payer Series 2010-50 Class FA, 0.6115% 1/25/24 (e)	6,795,083	6,826,212
Series 1993-165 Class SH, 19.0043% 9/25/23 (e)(h)	396,030	496,916
Series 2009-16 Class SA, 5.9885% 3/25/24 (e)(f)(h)	17,765,560	1,659,140
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	35,317,531	6,141,337
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	7,156,843	679,830
Series 2010-23:
Class AI, 5% 12/25/18 (f)	16,069,012	1,485,228
Class HI, 4.5% 10/25/18 (f)	10,565,536	1,121,828
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	30,619,852	3,249,177
Series 2010-37 Class GI, 5% 4/25/25 (f)	23,019,542	2,224,291
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	22,793,241	19,046,871
Series 339:
Class 29, 5.5% 7/1/18 (f)	4,809,565	577,850
Class 5, 5.5% 8/1/33 (f)	5,563,393	1,050,311
Series 343 Class 16, 5.5% 5/1/34 (f)	4,275,238	833,951
Series 348 Class 14, 6.5% 8/1/34 (f)	2,627,804	582,466
Series 351:
Class 12, 5.5% 4/1/34 (f)	2,014,684	391,654
Class 13, 6% 3/1/34 (f)	2,452,710	503,222
Series 359, Class 19 6% 7/1/35 (f)	2,353,190	442,656
Series 384 Class 6, 5% 7/25/37 (f)	25,885,962	4,625,205
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.0615% 2/25/32 (e)	$ 646,727	$ 644,215
Series 2002-39 Class FD, 1.263% 3/18/32 (e)	799,902	803,953
Series 2002-60 Class FV, 1.2615% 4/25/32 (e)	1,534,923	1,566,356
Series 2002-63 Class FN, 1.2615% 10/25/32 (e)	1,660,367	1,667,042
Series 2002-7 Class FC, 1.0115% 1/25/32 (e)	807,859	817,232
Series 2007-57 Class FA, 0.4915% 6/25/37 (e)	18,130,788	17,934,004
Series 2008-76 Class EF, 0.7615% 9/25/23 (e)	8,423,965	8,416,420
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	12,342,804	13,519,187
Series 1999-32 Class PL, 6% 7/25/29	9,083,395	9,951,554
Series 1999-33 Class PK, 6% 7/25/29	5,837,215	6,386,340
Series 2001-52 Class YZ, 6.5% 10/25/31	609,652	675,495
Series 2002-52 Class PB, 6% 2/25/32	4,352,410	4,462,019
Series 2005-73 Class SA, 16.8701% 8/25/35 (e)(h)	4,547,516	5,314,393
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,030,631
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	4,588,842	5,028,320
Series 2001-20 Class Z, 6% 5/25/31	11,042,691	12,098,139
Series 2001-31 Class ZC, 6.5% 7/25/31	4,611,862	5,156,346
Series 2002-16 Class ZD, 6.5% 4/25/32	3,261,538	3,652,449
Series 2002-79 Class Z, 5.5% 11/25/22	8,992,321	9,656,432
Series 2003-80 Class CG, 6% 4/25/30	1,185,086	1,216,395
Series 2003-21 Class SK, 7.8385% 3/25/33 (e)(f)(h)	1,735,184	328,676
Series 2003-35:
Class BS, 6.7385% 4/25/17 (e)(f)(h)	720,501	24,704
Class TQ, 7.2385% 5/25/18 (e)(f)(h)	1,759,479	220,397
Series 2003-42 Class SJ, 6.7885% 11/25/22 (e)(f)(h)	1,893,980	181,924
Series 2005-104 Class NI, 6.4385% 3/25/35 (e)(f)(h)	37,553,491	5,465,648
Series 2007-57 Class SA, 39.051% 6/25/37 (e)(h)	5,427,506	9,079,676
Series 2007-66:
Class FB, 0.6615% 7/25/37 (e)	18,624,971	18,586,965
Class SA, 38.031% 7/25/37 (e)(h)	7,842,917	12,744,260
Class SB, 38.031% 7/25/37 (e)(h)	3,104,162	5,257,913
Series 2009-114 Class AI, 5% 12/25/23 (f)	17,793,660	1,654,179
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	8,601,027	996,954
Series 2010-12 Class AI, 5% 12/25/18 (f)	32,110,740	3,405,643
Series 2010-96 Class DI, 4% 5/25/23 (f)	16,553,922	1,459,551
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater:
Series 3318:
Class CY, 0% 11/15/36 (e)	$ 128,652	$ 127,872
Class GY, 0% 5/15/37 (e)	306,003	301,739
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	11,093,669	12,138,996
Series 2101 Class PD, 6% 11/15/28	1,035,002	1,133,212
Series 2162 Class PH, 6% 6/15/29	1,842,768	2,020,325
Series 3225 Class EO, 10/15/36 (g)	7,777,144	6,588,333
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	4,830,168	5,275,861
Series 2056 Class Z, 6% 5/15/28	7,792,870	8,543,860
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 1.0658% 1/15/32 (e)	488,216	486,398
Series 2423 Class FA, 1.1658% 3/15/32 (e)	862,087	862,562
Series 2424 Class FM, 1.2658% 3/15/32 (e)	945,800	949,220
Series 2432:
Class FE, 1.1658% 6/15/31 (e)	1,129,633	1,130,334
Class FG, 1.1658% 3/15/32 (e)	418,437	418,516
Series 3129 Class MF, 0% 7/15/34 (e)	167,821	165,563
Series 3222 Class HF, 0% 9/15/36 (e)	744,999	726,309
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	8,097,155	6,587,013
Series 2121 Class MG, 6% 2/15/29	4,649,647	5,097,539
Series 2131 Class BG, 6% 3/15/29 (c)(d)	29,415,420	32,199,080
Series 2137 Class PG, 6% 3/15/29	4,551,722	4,991,103
Series 2154 Class PT, 6% 5/15/29	6,695,029	7,341,248
Series 2425 Class JH, 6% 3/15/17	2,316,373	2,505,867
Series 2520 Class BE, 6% 11/15/32	12,146,686	13,334,510
Series 2585 Class KS, 7.3343% 3/15/23 (e)(f)(h)	1,113,842	155,923
Series 2590 Class YR, 5.5% 9/15/32 (f)	314,722	36,425
Series 3258 Class PM, 5.5% 12/15/36	8,681,328	9,392,356
Series 3741 Class YU, 3.5% 11/15/22	16,081,000	16,185,721
Series 3786 Class HP, 4.5% 3/15/38	34,668,074	36,536,125
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,932,926	2,119,619
Series 2274 Class ZM, 6.5% 1/15/31	1,820,948	2,032,981
Series 2281 Class ZB, 6% 3/15/30	3,340,539	3,658,843
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31	$ 3,146,323	$ 3,450,191
Series 2502 Class ZC, 6% 9/15/32	5,552,479	6,103,317
Series 2519 Class ZD, 5.5% 11/15/32	12,483,087	13,464,581
Series 2564 Class ES, 7.3343% 2/15/22 (e)(f)(h)	252,538	2,897
Series 2575 Class ID, 5.5% 8/15/22 (f)	220,785	14,049
Series 2817 Class SD, 6.7843% 7/15/30 (e)(f)(h)	2,513,635	222,371
Series 2844:
Class SC, 45.0726% 8/15/24 (e)(h)	286,275	535,901
Class SD, 82.9952% 8/15/24 (e)(h)	421,163	1,136,734
Series 3772 Class BI, 4.5% 10/15/18 (f)	21,486,978	1,887,552
Ginnie Mae 0% 3/1/61 (a)(e)(i)	33,400,000	33,400,000
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H03 Class FA, 0.81% 3/20/60 (e)(i)	25,127,991	25,095,324
Series 2011-H03 Class FA, 0.7606% 1/20/61 (e)(i)	63,618,913	63,618,913
Series 2011-H05 Class FA, 0.7606% 12/20/60 (e)(i)	14,340,000	14,340,000
planned amortization class Series 1993-13 Class PD, 6% 5/20/29	7,863,804	8,613,613
Series 2004-32 Class GS, 6.2353% 5/16/34 (e)(f)(h)	3,739,131	573,045
Series 2007-35 Class SC, 38.6115% 6/16/37 (e)(h)	413,750	713,152
Series 2010-H010 Class FA, 0.59% 5/20/60 (e)(i)	17,793,920	17,527,011
TOTAL U.S. GOVERNMENT AGENCY		608,167,675
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $587,728,379)		611,473,672
Cash Equivalents - 33.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $3,337,399,000)	$ 3,337,418,477	$ 3,337,399,000
TOTAL INVESTMENT PORTFOLIO - 149.6% (Cost $14,735,107,065)		14,866,958,296
NET OTHER ASSETS (LIABILITIES) - (49.6)%		(4,929,866,947)
NET ASSETS - 100%		9,937,091,349
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
267 CBOT 2 Year U.S. Treasury Notes Contracts	July 2011	$ 58,285,266	$ (84,126)

The face value of futures sold as a percentage of net assets is 0.6%
Swap Agreements
		Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 82,000,000	$ (74,169)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	47,000,000	(2,228,698)
		$ 129,000,000	$ (2,302,867)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $231,942.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,319,424.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,337,399,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 278,923,664
Bank of America NA	247,932,146
Barclays Capital, Inc.	138,067,214
Credit Agricole Securities (USA), Inc.	123,966,073
Deutsche Bank Securities, Inc.	142,245,614
Goldman, Sachs & Co.	30,991,518
HSBC Securities (USA), Inc.	371,898,219
ING Financial Markets LLC	229,337,235
J.P. Morgan Securities, Inc.	371,898,219
Merrill Lynch Government Securities, Inc.	111,569,466
Merrill Lynch, Pierce, Fenner & Smith, Inc.	171,155,990
Mizuho Securities USA, Inc.	681,813,402
RBC Capital Markets Corp.	30,991,518
Societe Generale, New York Branch	247,932,148
Wells Fargo Securities LLC	158,676,574
$ 3,337,399,000
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 10,914,047,455	$ -	$ 10,914,047,455	$ -
Asset-Backed Securities	4,038,169	-	3,292,141	746,028
Collateralized Mortgage Obligations	611,473,672	-	611,473,672	-
Cash Equivalents	3,337,399,000	-	3,337,399,000	-
Total Investments in Securities:	$ 14,866,958,296	$ -	$ 14,866,212,268	$ 746,028
Derivative Instruments:
Liabilities
Futures Contracts	$ (84,126)	$ (84,126)	$ -	$ -
Swap Agreements	(2,302,867)	-	(2,302,867)	-
Total Derivative Instruments:	$ (2,386,993)	$ (84,126)	$ (2,302,867)	$ -
Other Financial Instruments:
Forward Commitments	$ (12,865,133)	$ -	$ (12,865,133)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 847,213
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	277,672
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(1,512)
Transfers in to Level 3	-
Transfers out of Level 3	(377,345)
Ending Balance	$ 746,028
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 277,672

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (84,126)
Swap Agreements (b)	-	(2,302,867)
Total Value of Derivatives	$ -	$ (2,386,993)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including repurchase agreements of $3,337,399,000) - See accompanying schedule: Unaffiliated issuers (cost $14,735,107,065)		$ 14,866,958,296
Commitment to sell securities on a delayed delivery basis	$ (1,532,008,531)
Receivable for securities sold on a delayed delivery basis	1,519,143,398	(12,865,133)
Receivable for investments sold Regular delivery		359,899,765
Delayed delivery		3,983,701
Interest receivable		31,712,360
Other receivables		35,792
Total assets		15,249,724,781

Liabilities
Payable to custodian bank	$ 168,305
Payable for investments purchased Regular delivery	393,909,419
Delayed delivery	4,916,040,225
Distributions payable	10,258
Unrealized depreciation on swap agreements	2,302,867
Payable for daily variation on futures contracts	54,321
Other payables and accrued expenses	148,037
Total liabilities		5,312,633,432

Net Assets		$ 9,937,091,349
Net Assets consist of:
Paid in capital		$ 9,820,492,245
Net unrealized appreciation (depreciation) on investments		116,599,104
Net Assets, for 94,913,201 shares outstanding		$ 9,937,091,349
Net Asset Value, offering price and redemption price per share ($9,937,091,349 ÷ 94,913,201 shares)		$ 104.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2011

Investment Income
Interest		$ 119,241,362

Expenses
Custodian fees and expenses	$ 168,684
Independent directors' compensation	13,973
Total expenses before reductions	182,657
Expense reductions	(13,973)	168,684
Net investment income (loss)		119,072,678
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,753,452
Futures contracts	34,352
Swap agreements	(1,147,254)
Total net realized gain (loss)		48,640,550
Change in net unrealized appreciation (depreciation) on: Investment securities	(126,983,977)
Futures contracts	(67,099)
Swap agreements	4,859,653
Delayed delivery commitments	(10,081,058)
Total change in net unrealized appreciation (depreciation)		(132,272,481)
Net gain (loss)		(83,631,931)
Net increase (decrease) in net assets resulting from operations		$ 35,440,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,072,678	$ 295,872,988
Net realized gain (loss)	48,640,550	293,851,616
Change in net unrealized appreciation (depreciation)	(132,272,481)	20,953,675
Net increase (decrease) in net assets resulting from operations	35,440,747	610,678,279
Distributions to partners from net investment income	(120,651,176)	(295,894,921)
Affiliated share transactions Proceeds from sales of shares	3,051,559,254	1,250,897,435
Reinvestment of distributions	120,640,773	295,894,523
Cost of shares redeemed	(178,165,198)	(2,592,877,557)
Net increase (decrease) in net assets resulting from share transactions	2,994,034,829	(1,046,085,599
Total increase (decrease) in net assets	2,908,824,400	(731,302,241)

Net Assets
Beginning of period	7,028,266,949	7,759,569,190
End of period	$ 9,937,091,349	$ 7,028,266,949
Other Affiliated Information Shares
Sold	29,214,623	11,914,381
Issued in reinvestment of distributions	1,145,770	2,853,998
Redeemed	(1,704,115)	(24,655,504)
Net increase (decrease)	28,656,278	(9,887,125)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 106.08	$ 101.91	$ 98.16	$ 98.27	$ 100.00
Income from Investment Operations
Net investment income (loss)D	1.597	3.969	5.250	5.222	4.024
Net realized and unrealized gain (loss)	(1.325)	4.170	3.744	(.102)	(1.731)
Total from investment operations	.272	8.139	8.994	5.120	2.293
Distributions to partners from net investment income	(1.652)	(3.969)	(5.244)	(5.230)	(4.023)
Net asset value, end of period	$ 104.70	$ 106.08	$ 101.91	$ 98.16	$ 98.27
Total ReturnB,C	.26%	8.15%	9.40%	5.30%	2.33%
Ratios to Average Net AssetsE,I
Expenses before reductions	-%A, G	-%G	.01%	.01%	.01%A
Expenses net of fee waivers, if any	-%A, G	-%G	.01%	-%G	.01%A
Expenses net of all reductions	-%A, G	-%G	.01%	-%G	.01%A
Net investment income (loss)	3.07%A	3.83%	5.25%	5.29%	5.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,937,091	$ 7,028,267	$ 7,759,569	$ 8,992,551	$ 8,618,875
Portfolio turnover rate	658%A	596%	568%	454%F	450%A, F,J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amounts do not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 27, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 175,459,853
Gross unrealized depreciation	(44,072,355)
Net unrealized appreciation (depreciation) on securities and other investments	$ 131,387,498
Tax Cost	$ 14,735,570,798

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 34,352	$ (67,099)
Swap Agreements	(1,147,254)	4,859,653
Totals (a)	$ (1,112,902)	$ 4,792,554

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $940,405, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $13,973.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at February 28, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2011

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Semiannual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 4, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 4, 2011